Equity Investments (Tables)	12 Months Ended
Sep. 30, 2025
Equity Investments [Abstract]
Schedule of Equity Investments
9.	EQUITY INVESTMENTS

	As of September 30,
	2025	2024
Equity method investments	$6,891,243	$—
Total	$6,891,243	$—